Organization and Principal Activities (Significant Majority-Owned Subsidiaries and VIEs) (Details)	12 Months Ended
Dec. 31, 2018
Reemake Media Co., Ltd. ("Reemake Media")
Variable Interest Entities
Equity interest indirectly held	100.00%
Jumei Hongkong Limited ("Jumei Hongkong")
Direct Subsidiaries
Equity interest held	100.00%
Jumei Hongkong Holding Limited ("Jumei Hongkong Holding")
Direct Subsidiaries
Equity interest held	100.00%
Shanghai Jumeiyoupin Technology Co., Ltd. ("Shanghai Jumei") (Formerly known as Shanghai Paddy Commerce and Trade Co., Ltd.)
Direct Subsidiaries
Equity interest held	100.00%
Chengdu Jumeiyoupin Science and Technology Co., Ltd. ("Chengdu Jumei")
Direct Subsidiaries
Equity interest held	100.00%
Tianjin Cyril Information Technology Co., Ltd. ("Tianjin Cyril")
Direct Subsidiaries
Equity interest held	100.00%
Tianjin Qianmei International Trading Co., Ltd. ("Tianjin Qianmei")
Direct Subsidiaries
Equity interest held	100.00%
Tianjin Jumeiyoupin Technology Co., Ltd. ("Tianjin Jumei") (Formerly known as Tianjin Venus Technology Co., Ltd.)
Direct Subsidiaries
Equity interest held	100.00%
Zhengzhou Venus Information Technology Co., Ltd. ("Zhengzhou Venus")
Direct Subsidiaries
Equity interest held	100.00%
Suzhou Jumeiyoupin Technology Co., Ltd. ("Suzhou Jumei")
Direct Subsidiaries
Equity interest held	100.00%
Shenzhen Jiedian Technology Co., Ltd. ("Jiedian")
Direct Subsidiaries
Equity interest held	82.07%